Condensed Financial Information of the Company	12 Months Ended
Aug. 31, 2019
Condensed Financial Information of the Company
Condensed Financial Information of the Company

25.   Condensed Financial Information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	854,132	568,138	79,412
Short-term investments	204,900	113,680	15,890
Other current assets	257	—	—
Total current assets	1,059,289	681,818	95,302

Non-current assets:
Long-term investment	67,346	909,518	127,129
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	2,140,954	1,712,621	239,383
Total non-current assets	2,208,300	2,622,139	366,512

TOTAL ASSETS	3,267,589	3,303,957	461,814

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY
Non-current liabilities:
Amounts due to subsidiaries	2,242,914	2,211,606	309,130
Total liabilities	2,242,914	2,211,606	309,130

Shareholder' equity:
Class A ordinary shares (US$0.000001 par value; 44,134,792,439 and 37,703,157,984 shares authorized as of August 31, 2018 and 2019, respectively; 94,897,359 and 4,220,365,545 issued and outstanding as of August 31, 2018 and 2019, respectively)	26	26	4
Class B ordinary shares (US$0.000001 par value; 2,439,484,566 and 2,296,842,016 shares authorized as of August 31, 2018 and 2019, respectively; 2,439,484,566 and 2,296,842,016 issued and outstanding as of August 31, 2018 and 2019, respectively)	16	16	2
Additional paid-in capital	5,426,503	5,501,992	769,047
Treasury stock	—	(203,759)	(28,481)
Statutory reserves	4,272	7,080	990
Accumulated deficit	(4,535,042)	(4,300,153)	(601,059)
Accumulated other comprehensive income	128,900	87,148	12,181
Total shareholders' equity	1,024,675	1,092,350	152,684
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,267,589	3,303,956	461,814

Condensed statements of income

	For the years ended August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Operating expenses:
Selling and marketing	—	—	(906)	(127)
General and administrative	—	(528)	(70,258)	(9,820)
Foreign exchange gain	—	2,574	(25,581)	(3,576)
Share of income in subsidiaries, VIEs and VIEs’ subsidiaries	258,827	243,890	342,113	47,819
Income before income tax provision	258,827	245,936	245,368	34,296
Provision for income tax	—	—	—	—
Net income	258,827	245,936	245,368	34,296
Allocation of undistributed earnings to redeemable convertible preferred shares	(111,771)	—	—	—
Accretion to redemption value of redeemable convertible preferred shares	—	(962,905)	—	—
Deemed dividend-repurchase of redeemable convertible preferred shares	—	(4,266)	—	—
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	147,056	(721,235)	245,368	34,296

Condensed statements of comprehensive income

	For the years ended August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net income	258,827	245,936	245,368	34,296
Unrealized gain on available-for-sale investments, net of tax	13,295	23,319	(35,161)	(4,915)
Foreign currency translation adjustment	—	86,458	(6,591)	(921)
Comprehensive income	272,122	355,713	203,616	28,460

Condensed statements of cash flows

	For the years ended August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by operating activities	—	(527)	(8,668)	(1,211)
Net cash used in investing activities	—	(1,682,281)	(1,042,665)	(145,740)
Net cash provided by financing activities	—	2,484,973	732,306	102,359
Effect of exchange rate changes	—	51,967	33,033	4,617
Net increase in cash and cash equivalents	—	854,132	(285,994)	(39,975)
Cash and cash equivalents at beginning of year	—	—	854,132	119,387
Cash and cash equivalents at end of year	—	854,132	568,138	79,412

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs and the VIEs’ subsidiaries.

The parent company records its investment in its subsidiaries and VIEs and the VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIEs and VIEs’ subsidiaries” and their respective profit or loss as “Share of income/(loss) in subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.